Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Future minimum rental commitment total		$ 133.2
Future minimum rental commitment year 2013		26.6
Future minimum rental commitment year 2014		21.6
Future minimum rental commitment year 2015		18.9
Future minimum rental commitment year 2016		16.4
Future minimum rental commitment year 2017		12.7
Future minimum rental commitment year thereafter		37.0
Rental expense under operating leases		32.6	30.5	25.6
Purchase obligations		32.9
Percentage of total labor expired under collective bargaining agreement		14.00%
Total awarded value	27.7	27.7
Potential loss range minimum	0	0
Potential loss range maximum	27.7	27.7
Insurance Settlement
Commitments And Contingencies [Line Items]
Cash received related to the settlement of an insurance claim				$ 2.6
Fiscal Year 2013
Commitments And Contingencies [Line Items]
Percentage of total labor expired under collective bargaining agreement		1.00%
Maximum
Commitments And Contingencies [Line Items]
Noncancellable operating leases expire period		2025